UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    January 19, 2006
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        40

Form 13F Information Table Value Total:        $223833
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO              COM              013068101     4841   109451 SH       Sole                     6000            103451
AMERICAN INTL GROUP COM        COM              026874107     6981   105633 SH       Sole                     4300            101333
AMGEN INC COM                  COM              031162100     8734   120051 SH       Sole                     4200            115851
AVERY DENNISON CORP COM        COM              053611109     6595   112777 SH       Sole                     4600            108177
BED BATH & BEYOND INC COM      COM              075896100     6319   164550 SH       Sole                     6800            157750
BICO INC COM                   COM              088766100        0    22728 SH       Sole                                      22728
CENTEX CORP COM                COM              152312104     6976   112539 SH       Sole                     4200            108339
CISCO SYS INC COM              COM              17275R102     8008   369523 SH       Sole                    15800            353723
CITIGROUP INC COM              COM              172967101      225     4766 SH       Sole                                       4766
COSTCO WHSL CORP NEW COM       COM              22160K105     1018    18800 SH       Sole                                      18800
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       Sole                                      28145
DELL COMPUTER CORP COM         COM              24702R101     3639   122275 SH       Sole                     8700            113575
DU PONT E I DE NEMOURS COM     COM              263534109      768    18184 SH       Sole                                      18184
DUKE ENERGY CORP COM           COM              264399106     3533   121200 SH       Sole                                     121200
EXXON MOBIL CORP COM           COM              30231G102     9880   162337 SH       Sole                     6500            155837
FISERV INC COM                 COM              337738108     6360   149475 SH       Sole                     7700            141775
GENERAL DYNAMICS CORP COM      COM              369550108     8446   132003 SH       Sole                     5200            126803
GENERAL ELEC CO COM            COM              369604103     8500   244400 SH       Sole                     9600            234800
HOME DEPOT INC COM             COM              437076102     8349   197366 SH       Sole                     7600            189766
ILLINOIS TOOL WKS INC COM      COM              452308109     7600    78910 SH       Sole                     3000             75910
INTERNATIONAL BUS MACH COM     COM              459200101     5816    70520 SH       Sole                     3100             67420
J P MORGAN CHASE & CO COM      COM              46625H100      237     5700 SH       Sole                                       5700
JOHNSON & JOHNSON COM          COM              478160104     8878   149918 SH       Sole                     5500            144418
JOHNSON CTLS INC COM           COM              478366107      606     7975 SH       Sole                                       7975
KINDER MORGAN ENERGY UT LTD PA COM              494550106     1699    35257 SH       Sole                                      35257
LEGG MASON INC                 COM              524901105     9060    72291 SH       Sole                     3150             69141
MARRIOTT INTL CL A             COM              571903202     6085    88700 SH       Sole                     4500             84200
MCGRAW HILL COS INC COM        COM              580645109     8888   154257 SH       Sole                     6200            148057
MEDTRONIC INC COM              COM              585055106     7776   153217 SH       Sole                     6000            147217
MICROSOFT CORP COM             COM              594918104     7518   276283 SH       Sole                    10800            265483
ORACLE CORP COM                COM              68389X105      232    16950 SH       Sole                                      16950
PEPSICO INC COM                COM              713448108     7627   131978 SH       Sole                     5000            126978
PROCTER & GAMBLE CO COM        COM              742718109      213     3695 SH       Sole                                       3695
STAPLES INC COM                COM              855030102     7539   295400 SH       Sole                    14250            281150
STRYKER CORP COM               COM              863667101     6629   149500 SH       Sole                     6600            142900
T ROWE PRICE GROUP INC         COM              74144T108     9109   116466 SH       Sole                     4500            111966
TEXAS INSTRS INC COM           COM              882508104     6595   203100 SH       Sole                    11000            192100
UNITED TECHNOLOGIES CP COM     COM              913017109     1159    20000 SH       Sole                                      20000
UNITEDHEALTH GROUP INC         COM              91324P102     8320   148950 SH       Sole                     6100            142850
WAL MART STORES INC COM        COM              931142103      477    10099 SH       Sole                                      10099
WALGREEN CO COM                COM              931422109     6926   160575 SH       Sole                     6000            154575
WELLS FARGO & CO COM           COM              949746101     9153   143302 SH       Sole                     4500            138802
BP P L C SPONSORED ADR         ADR              055622104     8246   119613 SH       Sole                     4700            114913